DEPOSITS BY CUSTOMERS	6 Months Ended
Jun. 30, 2025
Deposits from customers [abstract]
DEPOSITS BY CUSTOMERS	17. DEPOSITS BY CUSTOMERS

	30 June 2025	31 December 2024
	£m	£m
Demand and time deposits[1]	184,833	184,060
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,684	1,715
	186,517	185,775
1 Includes capital amount guaranteed / protected equity index-linked deposits of £127m (2024: £173m).